Staff retirement plan (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC [Member]
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 16,181	$ 13,701	$ 10,005
Foreign [Member]
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 4,673	$ 4,034	$ 3,795